Derivatives	9 Months Ended
Sep. 30, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives	Derivatives
On November 29, 2022, the Company entered into two interest rate cap agreements ("2022 Caps") with an initial total notional value of $2,101 million to limit its exposure to changes in the variable interest rate on its Senior Secured Credit Facilities. Interest on the 2022 Caps began accruing on December 30, 2022 and the interest rate caps expires on December 31, 2024. The Company pays a fixed rate of 0.42% and receives a variable rate equal to the amount that the three-month SOFR exceeds 4.75%.

On November 29, 2022, the Company entered into an interest rate swap agreement ("2022 Swap") with an initial notional value of $1,101 million to limit its exposure to changes in the variable interest rate on its Senior Secured Credit Facilities. Interest on the 2022 Swap begins accruing on December 31, 2024 and the interest rate swap expires on September 30, 2026. The Company pays a fixed rate of 3.4% and receives a variable rate of interest equal to the three-month SOFR on the 2022 Swap.

The fair value of the Company’s derivative financial instruments, on a gross basis, are summarized in the following table:

	September 30, 2023			December 31, 2022
	Asset	Liability	Notional	Asset	Liability	Notional
	(in thousands)			(in thousands)
Derivatives designated as hedging instruments:

Interest Rate Caps	$4,262	$—	$1,750,606	$12	$3,363	$2,100,606
Interest Rate Swap	$8,849	$—	$1,100,606	$—	$307	$1,100,606

Total derivatives designated as hedging instruments	$13,111	$—	$2,851,212	$12	$3,670	$3,201,212

As of September 30, 2023, the Company recognized a current derivative asset of $3.8 million within other receivables (December 31, 2022, current derivative asset of $0.01 million recognized within other receivables and a current derivative liability of $3.3 million recognized within other liabilities). A further $9.3 million non-current derivative asset was recognized within non-current other receivables (December 31,2022, non-current derivative liability of $0.4 million recognized within non-current other liabilities).

During the next 12 months, the Company estimates that an additional $2.3 million will be reflected as interest income in the consolidated statements.
The Company recognized $5.0 million of a gain within other comprehensive income ("OCI") for the three months ended September 30, 2023 (September 30, 2022: $nil) after a reclassification of $0.3 million from OCI to the income statement (September 30, 2022: $nil). The Company recognized $15.1 million of a net gain within OCI for the nine months ended September 30, 2023 (September 30, 2022: $nil) after a reclassification of $3.3 million from OCI to the income statement (September 30, 2022: $nil).